Restructuring And Related Charges (Rollforward Of Restructuring Accrual) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Restructuring Cost and Reserve [Line Items]
Accrual balance at beginning	$ 15.7	$ 1.3
Provisions	9.1	17.5
Cash expenditures	(17.0)	(2.5)
Non-cash items		(0.6)
Accrual balance at ending	7.8	15.7
Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Accrual balance at beginning	6.6	1.2
Provisions	4.9	7.9
Cash expenditures	(8.4)	(2.0)
Non-cash items		(0.5)
Accrual balance at ending	3.1	6.6
Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Accrual balance at beginning	9.1	0.1
Provisions	4.2	9.6
Cash expenditures	(8.6)	(0.5)
Non-cash items		(0.1)
Accrual balance at ending	$ 4.7	$ 9.1